Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Fixed interest rate	R$ 422,138,647	R$ 427,753,814
Floating interest rate	179,901,342	171,934,030
Total	R$ 602,039,989	R$ 599,687,844